Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

11 PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of March 31,
	2022	2023
	RMB	RMB
Building	—	191,743
Leasehold improvements	29,556	29,966
Electronic equipment	13,399	9,846
Furniture and office equipment	5,675	5,577
Vehicles	1,405	1,617
Computer softwares	3,473	3,473
Subtotal	53,508	242,222
Less: accumulated depreciation and amortization	(45,806)	(47,633)
Property, equipment and software, net	7,702	194,589

Depreciation and amortization expense recognized for the years ended March 31, 2021, 2022 and 2023 were RMB9,327, RMB5,396 and RMB5,312, respectively. No impairment charges were recorded for the years ended March 31, 2021, 2022 and 2023.